Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of accrued expenses
	June 30,	December 31,
	2021	2020
Selling and marketing costs	$8,875	$3,468
Employee compensation and related benefits	1,483	1,090
Professional Fees	635	73
Other	9	—
Total	$11,002	$4,631

	December 31,
	2020	2019
Selling and marketing costs	$3,468	$698
Employee compensation and related benefits	1,090	569
Other research costs	—	61
Professional Fees	73	426
Other	—	13
Total	$4,631	$1,767